UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 13, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2007.

Report for the Calendar Year or Quarter Ended:    JUNE 30, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  OCTOBER 31, 2007


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       889,905 (x1,000)



List of Other Included Managers:








FORM 13F INFORMATION TABLE
Report date: 6/30/07
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- 	--- ---- ------- ------------ -------- -------- -------

ALCAN INC				CS	013716105  215,445 2,650,000	SH	SOLE		     2,650,000
COMPASS BANCSHARES INC			CS	20449H109  163,082 2,365,571	SH	SOLE		     2,365,571
DIGENE CORP				CS	253752109   52,552   875,144	SH	SOLE		       875,144
First Data Corp 			CS	319963104  162,755 4,981,800	SH	SOLE		     4,981,800
HARMAN INTERNATIONAL			CS	413086109   65,951   564,650	SH	SOLE		       564,650
AQUANTIVE INC				CS	03839G105  230,120 3,612,000	SH	SOLE		     3,612,000
							   889,905

